Basis of Presentation and Significant Accounting Policies - Schedule of Restatement of Previously Issued Condensed Consolidated Financial Statements - Statements of Operations and Comprehensive Income (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net revenue
Total cost of revenues	$ 73,274	$ 78,080	$ 283,228	$ 292,835
Cost of Revenue [Abstract]
Cost of revenue	48,574	48,550	198,052	203,922
Gross profit	24,700	29,530	85,176	88,913
Selling, general, and administrative expenses	28,749	31,449	118,431	96,978
Amortization Expense	1,636	1,811	7,257	5,948
Impairment of intangible assets			17,477	1,281
Loss on sale of property, plant, and equipment				366
Gain on remeasurement of contingent consideration liabilities				(3,415)
Loss from operations	(9,861)	(3,385)	(208,817)	(7,911)
Other income
Net (loss) gain on interest rate swap agreements	(95)	9,327	6,343	22,578
Total other (expense) income, net	(4,993)	6,217	(12,772)	7,932
Income before provision for income taxes	(14,854)	2,832	(221,589)	21
Income tax provision	244	1,474	(31,360)	723
Net (loss) income	(15,098)	1,358	(190,229)	(702)
Net loss attributable to the noncontrolling interests	(40)	(174)	(1,262)	(277)
Net loss attributable to Vintage Wine Estates, Inc.	$ (15,058)	$ 1,532	$ (188,967)	(425)
Net loss allocable to common stockholders				$ (425)
Net earnings per share allocable to common stockholders
Basic	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Diluted	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Wine, spirits and cider
Net revenue
Total cost of revenues	$ 52,663	$ 52,270	$ 189,361	$ 208,019
Cost of Revenue [Abstract]
Cost of revenue	34,935	33,021	138,043	150,834
Nonwine [Member]
Net revenue
Total cost of revenues	20,611	25,810	93,867	84,816
Cost of Revenue [Abstract]
Cost of revenue	$ 13,639	$ 15,529	$ 60,009	53,088
Previously Reported
Net revenue
Total cost of revenues				293,770
Cost of Revenue [Abstract]
Cost of revenue				203,815
Gross profit				89,955
Selling, general, and administrative expenses				105,296
Amortization Expense				0
Impairment of intangible assets				0
Loss on sale of property, plant, and equipment				485
Gain on remeasurement of contingent consideration liabilities				(3,570)
Loss from operations				(7,922)
Other income
Net (loss) gain on interest rate swap agreements				22,950
Total other (expense) income, net				8,304
Income before provision for income taxes				382
Income tax provision				1,061
Net (loss) income				(679)
Net loss attributable to the noncontrolling interests				(108)
Net loss attributable to Vintage Wine Estates, Inc.				(571)
Net loss allocable to common stockholders				$ (571)
Net earnings per share allocable to common stockholders
Basic				$ (0.01)
Diluted				$ (0.01)
Previously Reported | Wine, spirits and cider
Net revenue
Total cost of revenues				$ 208,954
Cost of Revenue [Abstract]
Cost of revenue				151,117
Previously Reported | Nonwine [Member]
Cost of Revenue [Abstract]
Cost of revenue				52,698
Adjustments
Net revenue
Total cost of revenues				(935)
Cost of Revenue [Abstract]
Cost of revenue				107
Gross profit				(1,042)
Selling, general, and administrative expenses				(8,318)
Amortization Expense				5,948
Impairment of intangible assets				1,281
Loss on sale of property, plant, and equipment				(119)
Gain on remeasurement of contingent consideration liabilities				155
Loss from operations				11
Other income
Net (loss) gain on interest rate swap agreements				(372)
Total other (expense) income, net				(372)
Income before provision for income taxes				(361)
Income tax provision				(338)	$ 300
Net (loss) income				(23)
Net loss attributable to the noncontrolling interests				(169)
Net loss attributable to Vintage Wine Estates, Inc.				146
Net loss allocable to common stockholders				$ 146
Net earnings per share allocable to common stockholders
Basic				$ 0
Diluted				$ 0
Adjustments | Wine, spirits and cider
Net revenue
Total cost of revenues				$ (935)
Cost of Revenue [Abstract]
Cost of revenue				(283)
Adjustments | Nonwine [Member]
Cost of Revenue [Abstract]
Cost of revenue				$ 390